Sales of Vessels	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Sales of Vessels	Sale of Vessel In the second quarter of 2018, the Company sold and delivered a lightering support vessel to its buyer and recognized a gain on sale of vessel of $0.2 million.